Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 20,751	$ 22,517	$ 14,293
Adjustments to reconcile net income to net cash from operating activities:
(Release of) provision for loan losses	(900)	(1,700)	5,800
Depreciation expense	2,141	2,283	2,265
Net amortization of investment securities, premiums, and discounts	1,358	1,743	1,493
Change in fair value of mortgage servicing rights	(176)	186	903
Investment securities losses (gains), net	14	(149)	(61)
(Gains) losses on sales and dispositions of premises and equipment	(160)	29	(104)
Gain on sales and dispositions of other real estate	(255)	(27)	(224)
(Release of) provision for other real estate owned	(29)	965	5
(Increase) decrease in accrued interest receivable	(1,332)	19	(159)
Increase in cash surrender value - life insurance	(58)	(58)	(53)
(Increase) decrease in other assets	(1,413)	(2,222)	9
Decrease in operating lease liabilities	(304)	(300)	(87)
Increase (decrease) in accrued interest payable	620	(555)	(299)
(Decrease) increase in other liabilities	(1,522)	4,981	1,907
Origination of mortgage loans held for sale	(83,012)	(196,924)	(193,488)
Proceeds from the sale of mortgage loans held for sale	87,217	206,589	195,926
Gain on sale of mortgage loans, net	(2,661)	(7,165)	(7,109)
Net cash provided by operating activities	20,279	30,212	21,017
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(735)	(245)	(980)
Proceeds from maturities of certificates of deposit in other banks	2,966	4,436	2,466
Net increase in loans	(219,646)	(15,449)	(119,273)
Purchase of available-for-sale debt securities	(21,282)	(178,576)	(100,206)
Proceeds from maturities of available-for-sale debt securities	30,899	38,386	52,962
Proceeds from calls of available-for-sale debt securities	2,295	16,515	21,285
Proceeds from sales of available-for-sale debt securities	0	5,420	5,845
Purchases of Federal Home Loan Bank stock	(13,334)	(362)	(2,018)
Proceeds from sales of Federal Home Loan Bank stock	12,375	1,334	1,492
Purchases of premises and equipment	(2,566)	(591)	(1,828)
Proceeds from sales of premises and equipment	317	46	178
Proceeds from sales of other real estate and repossessed assets	2,176	1,551	516
Net cash used in investing activities	(206,535)	(127,535)	(139,561)
Cash flows from financing activities:
Net increase in demand deposits	377	70,574	121,325
Net increase in interest-bearing transaction accounts	105,244	94,550	109,477
Net increase (decrease) in time deposits	9,638	(31,910)	(33,717)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(18,642)	(21,325)	17,882
Repayment of FHLB advances and other borrowings	(315,399)	(29,256)	(59,245)
FHLB advances	335,981	0	69,000
Purchase of treasury stock	(2,892)	(2,148)	(906)
Cash dividends paid - common stock	(4,240)	(3,616)	(3,030)
Net cash provided by financing activities	110,067	76,869	220,786
Net (decrease) increase in cash and cash equivalents	(76,189)	(20,454)	102,242
Cash and cash equivalents, beginning of year	159,909	180,363	78,121
Cash and cash equivalents, end of year	83,720	159,909	180,363
Cash paid during the year for:
Interest	9,919	6,464	10,023
Income taxes	4,307	4,729	2,305
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	162	723	73
Right of use assets obtained in exchange for new operating lease liabilities	0	0	169
Stock dividends	$ 6,865	$ 5,385	$ 3,829